Schedule of Investments (unaudited)
November 30, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 60.3%
FNMA — 26.3%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	$4,338,782	$4,009,350
Federal National Mortgage Association (FNMA)	6.500%	11/1/37	46,552	49,425
Federal National Mortgage Association (FNMA)	5.000%	11/1/40- 5/1/41	48,267	49,755
Federal National Mortgage Association (FNMA)	4.500%	6/1/42- 8/1/58	1,620,326	1,590,601
Federal National Mortgage Association (FNMA)	3.000%	2/1/47	127,231	118,194
Federal National Mortgage Association (FNMA)	2.000%	1/1/56	800,000	651,271 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	18,800,000	16,701,293 (a)
Federal National Mortgage Association (FNMA)	3.500%	1/1/56	10,800,000	9,987,490 (a)
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	6,000,000	5,713,077 (a)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	300,000	293,467 (a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	2,300,000	2,293,677 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	31,200,000	31,571,371 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	31,300,000	32,044,033 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/57	1,189,914	1,137,671
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	1,379,319	1,145,246
Total FNMA				107,355,921
GNMA — 34.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	24,716,913	22,736,831
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	3,174,285	2,981,258
Government National Mortgage Association (GNMA)	4.000%	3/15/50	50,550	48,406
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	2,315,699	2,291,410
Government National Mortgage Association (GNMA) II	4.000%	9/20/45- 4/20/50	3,062,525	2,927,487
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 2/20/50	21,126,028	19,745,175
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	316,211	281,308
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	381,699	384,221
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	893,991	912,183
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	26,200,000	25,612,035 (a)
Government National Mortgage Association (GNMA) II	2.500%	1/20/56	1,000,000	868,201 (a)
Government National Mortgage Association (GNMA) II	4.000%	1/20/56	17,000,000	16,115,941 (a)
Government National Mortgage Association (GNMA) II	5.500%	1/20/56	18,000,000	18,164,438 (a)
Government National Mortgage Association (GNMA) II	6.000%	1/20/56	15,000,000	15,295,621 (a)
Government National Mortgage Association (GNMA) II	6.500%	1/20/56	10,400,000	10,705,083 (a)
Total GNMA				139,069,598

Total Mortgage-Backed Securities (Cost — $251,603,629)				246,425,519
Collateralized Mortgage Obligations(b) — 46.5%
Alternative Loan Trust, 2005-24 1A1 (12 mo. Moving Treasury Average + 1.310%)	5.388%	7/20/35	147,412	136,694 (c)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	190,640	100,257
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	$8,020,000	$6,784,773
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.223%	8/19/38	2,003,791	2,002,788 (c)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	4.773%	9/15/36	8,787,271	8,783,341 (c)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.763%	10/15/36	11,580,000	11,563,285 (c)(d)
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	4.973%	10/15/36	8,415,000	8,411,736 (c)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	4.749%	10/25/34	387,839	383,481 (c)(d)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,049,266 (d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	2,160,734	2,118,703 (c)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	9,092,076	8,755,587 (c)(d)
CSMC Trust, 2017-RPL3 B2	4.379%	8/1/57	8,972,245	8,791,378 (c)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,464,702 (d)
CSMC Trust, 2021-RPL4 A1	4.144%	12/27/60	4,960,655	4,944,799 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	331,707 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.722%	3/25/27	45,238,960	267,213 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.078%	5/25/29	5,478,138	149,239 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	1.042%	9/25/30	27,030,226	1,025,538 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.111%	10/25/30	53,180,125	2,115,335 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.960%	11/25/30	18,173,519	649,144 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.807%	9/25/27	34,342,957	366,350 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.623%	5/25/35	29,376,372	3,170,753 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.435%	7/25/35	40,216,249	3,698,089 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.372%	8/25/33	4,763,044	4,836,460 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	5.622%	10/25/41	6,221,070	6,232,243 (c)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,885,279
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.711%	9/25/29	31,139,691	536,493 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,302,230	10,821,382
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.321%	2/25/30	5,129,403	31,510 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.707%	2/25/30	9,222,838	151,173 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.842%	2/25/28	5,117,975	66,145 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.122%	2/25/28	27,793,616	485,749 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.837%	1/25/28	7,836,129	87,486 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.400%	9/25/34	2,280,690	131,111 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.116%	12/25/30	74,520,000	270,157 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.583%	12/25/33	35,074,659	1,874,221 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	4,749	4,371
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.964%	12/25/42	$204,058	$25,125 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	361,271	61,390
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	100,414	1,713
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.758%	4/19/36	290,837	241,398 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.527%	4/16/42	1,059,682	137,670 (c)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.107%	6/16/54	12,926,167	8,558 (c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.124%	1/16/55	41,264,706	115,141 (c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.184%	5/16/55	7,333,096	44,488 (c)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	313,576	55,021
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	367,909	55,310
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.676%	2/16/57	570,531	20,276 (c)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	40,302,550	3,278,129 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.093%	7/15/39	306,403	307,001 (c)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. Term SOFR + 2.264%)	6.224%	5/15/26	2,894,000	2,571,297 (c)(d)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,616,928 (c)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	6,675,748	6,567,553 (d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	4.809%	12/25/34	763,431	737,640 (c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 AS	4.226%	7/15/48	10,180,399	9,957,802 (c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.147%	2/15/39	2,122,615	2,117,147 (c)(d)
MAD Commercial Mortgage Trust, 2025-11MD A	4.912%	10/15/42	7,300,000	7,343,580 (c)(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.537%	9/25/35	55,527	33,259 (c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.452%	3/25/36	224,819	120,229 (c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.153%	10/16/36	900,430	901,017 (c)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	3,470,000	3,761,933 (c)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	2,196,664	2,126,296 (c)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	8,510,689	8,413,384 (c)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	12,779,678	10,915,206 (c)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	4.479%	9/25/46	212,312	213,896 (c)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	4.663%	10/15/34	2,930,000	2,922,957 (c)(d)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (12 mo. Moving Treasury Average + 2.150%)	6.228%	3/25/46	69,427	66,201 (c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.885%	3/25/33	40,258	39,408 (c)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	7,040,119 (c)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	5.049%	11/25/34	2,606,511	2,564,592 (c)

Total Collateralized Mortgage Obligations (Cost — $199,609,594)				189,859,602
Asset-Backed Securities — 18.0%
Abry Liquid Credit CLO Ltd., 2025-1A A2 (3 mo. Term SOFR + 1.650%)	5.600%	10/20/38	1,720,000	1,725,651 (c)(d)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.254%	4/20/38	5,190,000	5,188,515 (c)(d)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.064%	10/20/34	920,000	919,994 (c)(d)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	9,600,000	9,617,862 (c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	4.969%	3/25/37	246,178	246,609 (c)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	3,831,859	3,833,149 (d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	4.569%	10/25/34	$1,366,473	$1,337,898 (c)
Empower CLO Ltd., 2023-2A AR (3 mo. Term SOFR + 1.320%)	5.225%	10/15/38	3,320,000	3,323,232 (c)(d)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.017%	10/15/38	6,200,000	6,203,230 (c)(d)(e)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	6,019,308	5,004,214 (d)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.786%	12/26/69	1,513,067	1,509,681 (c)(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.218%	4/15/37	85,574	79,890 (c)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	5.255%	10/25/38	6,100,000	6,113,297 (c)(d)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	4.669%	9/25/45	165,176	163,922 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	5.069%	9/25/37	127,885	104,027 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	5.869%	9/25/37	559,909	455,419 (c)
Residential Funding Securities Trust, 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	5.569%	10/25/32	1,024	1,004 (c)(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	2,081,212	1,911,601 (d)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	5.942%	10/16/56	2,008,057	2,050,895 (c)(d)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	9,563,082	9,790,667 (d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001- SB1 A2	3.375%	8/25/31	3,007	2,998
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	2,767,389	2,559,746 (d)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	6,437,800	6,356,341 (d)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.252%	10/21/38	4,960,000	4,962,057 (c)(d)

Total Asset-Backed Securities (Cost — $74,596,813)				73,461,899
U.S. Government & Agency Obligations — 17.9%
U.S. Government Obligations — 17.9%
U.S. Treasury Notes	4.000%	1/31/29	21,890,000	22,208,517
U.S. Treasury Notes	4.000%	6/30/32	50,390,000	51,108,451

Total U.S. Government & Agency Obligations (Cost — $72,017,011)				73,316,968
Total Investments before Short-Term Investments (Cost — $597,827,047)				583,063,988

Short-Term Investments — 1.0%
Goldman Sachs Group Inc. repurchase agreement dated 11/28/25; Proceeds at maturity — $4,001,350; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value — $4,047,922) (Cost — $4,000,000)	4.050%	12/1/25	4,000,000	4,000,000
Total Investments — 143.7% (Cost — $601,827,047)				587,063,988
Liabilities in Excess of Other Assets — (43.7)%				(178,669,811)
Total Net Assets — 100.0%				$408,394,177

(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2025, the Fund held TBA securities with a total cost of $185,242,588.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

 Western Asset SMASh Series M Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IO	—	Interest Only
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	1	3/26	$208,732	$208,859	$127
U.S. Treasury 5-Year Notes	429	3/26	46,916,664	47,089,455	172,791
U.S. Treasury 10-Year Notes	414	3/26	46,701,858	46,924,313	222,455
					395,373
Contracts to Sell:
U.S. Treasury Long-Term Bonds	5	3/26	584,171	587,188	(3,017)
U.S. Treasury Ultra 10-Year Notes	19	3/26	2,191,697	2,207,859	(16,162)
U.S. Treasury Ultra Long-Term Bonds	400	3/26	47,811,808	48,375,000	(563,192)
					(582,371)
Net unrealized depreciation on open futures contracts					$(186,998)
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$130,618,000	12/20/30	1.000% quarterly	$2,938,062	$2,900,134	$37,928

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series M Fund 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$246,425,519	—	$246,425,519
Collateralized Mortgage Obligations	—	189,859,602	—	189,859,602
Asset-Backed Securities	—	73,461,899	—	73,461,899
U.S. Government & Agency Obligations	—	73,316,968	—	73,316,968
Total Long-Term Investments	—	583,063,988	—	583,063,988
Short-Term Investments†	—	4,000,000	—	4,000,000
Total Investments	—	$587,063,988	—	$587,063,988
Other Financial Instruments:
Futures Contracts††	$395,373	—	—	$395,373
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$37,928	—	37,928
Total Other Financial Instruments	$395,373	$37,928	—	$433,301
Total	$395,373	$587,101,916	—	$587,497,289
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$582,371	—	—	$582,371

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series M Fund 2025 Quarterly Report